Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Statement [Abstract]
Net Revenue		$ 66,683	$ 66,415	$ 65,492
Cost of sales		30,884	31,243	31,291
Gross Profit		35,799	35,172	34,201
Selling, general and administrative expenses		26,126	25,357	24,970
Amortization of intangible assets		92	110	119
Operating Profit		9,581	9,705	9,112
Interest expense		(909)	(911)	(899)
Interest income and other		85	97	91
Income before income taxes		8,757	8,891	8,304
Provision for income taxes		2,199	2,104	2,090
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		6,558	6,787	6,214
Less: Net income attributable to noncontrolling interests		45	47	36
Net Income Attributable to PepsiCo		$ 6,513	$ 6,740	$ 6,178
Net Income Attributable to PepsiCo per Common Share
Basic		$ 4.31	$ 4.37	$ 3.96
Diluted		$ 4.27	$ 4.32	$ 3.92
Weighted-average common shares outstanding
Basic	[1]	1,509	1,541	1,557
Diluted	[1]	1,527	1,560	1,575
Cash dividends declared per common share		$ 2.5325	$ 2.24	$ 2.1275

[1]	Weighted-average common shares outstanding (in millions).